As filed with the Securities and Exchange Commission on September 21, 2006
                                            1933 Act Registration No. 333-36316
                                            1940 Act Registration No. 811-08517
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 28 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 98 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on September 29, 2006, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement as follows:
Part A is incorporated by reference to Post-Effective Amendment No. 24 filed on April 19, 2006; Part B is incorporated by reference to Post-Effective Amendment No. 24 filed on April 19, 2006; Part C is incorporated by reference to Post-Effective Amendment No. 25 filed on June 2, 2006.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 21st day of September, 2006.

                                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                    (Registrant)
                                    Lincoln ChoicePlus Access, Lincoln
                                    ChoicePlus II Access, Lincoln ChoicePlus
                                    Assurance (C Share)

                                    By: /s/ Robert L. Grubka
                                            Second Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                        (Depositor)

                                    By:  /s/ Heather Dzielak
                                            Heather Dzielak
                                            (Signature-Officer of Depositor)
                                            Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 21, 2006.

  Signature                                             Title

  *___________________________            President and Director
  Dennis Glass                              (Principal Executive Officer)

  *___________________________            Chief Financial Officer and Director
  Frederick J. Crawford                     (Principal Financial Officer)

  *___________________________            Senior Vice President and Director
  Mark E. Konen

  *___________________________            Senior Vice President and Director
  Westley V. Thompson

  *___________________________            Director
  Barbara S. Kowalczyk

  *___________________________            Senior Vice President and Director
  See Yeng Quek


  * By  /s/ Heather Dzielak,  Pursuant to a Power of Attorney
       -----------------------
         Heather Dzielak